General and Administrative Expenses - Summary of Share Grants Measured at Fair Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Liabilities From Share Grants	₩ 295,867	₩ 202,243
Expense From Share Grants Transactions With Employees	₩ 162,406	₩ 77,932
KB Financial Group Inc. | Series 34
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 34 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 63,498
Fair value (Non-market performance condition)	72,231
KB Financial Group Inc. | Series 34 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	76,618
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Series 36
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 36 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	52,755
KB Financial Group Inc. | Series 36 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Series 38
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 38 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 64,306
Fair value (Non-market performance condition)	66,306
KB Financial Group Inc. | Series 38 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	73,900
Fair value (Non-market performance condition)	₩ 76,198
KB Financial Group Inc. | Series 37 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 37 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
KB Financial Group Inc. | Series 37 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Series 39 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 39 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 68,992
Fair value (Non-market performance condition)	68,992
KB Financial Group Inc. | Series 39 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Series 40 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 40 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
KB Financial Group Inc. | Series 40 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	75,790
Fair value (Non-market performance condition)	₩ 75,790
KB Financial Group Inc. | Series 41 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 41 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
KB Financial Group Inc. | Series 41 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	75,790
Fair value (Non-market performance condition)	₩ 75,790
KB Financial Group Inc. | Series 42 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Series 42 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
KB Financial Group Inc. | Series 42 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
KB Financial Group Inc. | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 72,231
KB Financial Group Inc. | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
KB Financial Group Inc. | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
KB Financial Group Inc. | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 75,790
KB Financial Group Inc. | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Deferred grant in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Deferred grant in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
KB Financial Group Inc. | Deferred grant in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Deferred grant In 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Deferred grant In 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
KB Financial Group Inc. | Deferred grant In 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Deferred grant in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Deferred grant In 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Deferred grant In 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 75,790
KB Financial Group Inc. | Deferred grant In 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Deferred grant In 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Deferred grant In 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 72,231
KB Financial Group Inc. | Deferred grant In 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
KB Financial Group Inc. | Short Term StockGranted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
KB Financial Group Inc. | Short Term StockGranted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 68,992
KB Financial Group Inc. | Short Term StockGranted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
Kookmin Bank | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 72,231
Kookmin Bank | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 75,790
Kookmin Bank | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Deferred grant in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Deferred grant in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 0
Kookmin Bank | Deferred grant in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Deferred grant In 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Deferred grant In 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 75,790
Kookmin Bank | Deferred grant In 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Deferred grant In 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Deferred grant In 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 68,298
Kookmin Bank | Deferred grant In 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 85
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 85 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,860
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 85 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	79,468
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 86
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 86 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 63,498
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 86 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	76,618
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 90
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 90 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 90 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 91
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 91 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 91 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 92
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 92 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 92 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 94
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 94 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 94 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 96 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 96 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 68,992
Fair value (Non-market performance condition)	68,992
Kookmin Bank | Series 96 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 97 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 97 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
Kookmin Bank | Series 97 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	75,790
Fair value (Non-market performance condition)	₩ 75,790
Kookmin Bank | Series 98 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 98 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
Kookmin Bank | Series 98 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	75,790
Fair value (Non-market performance condition)	₩ 75,790
Kookmin Bank | Series 99 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 99 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
Kookmin Bank | Series 99 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	75,790
Fair value (Non-market performance condition)	₩ 75,790
Kookmin Bank | Series 100 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 100 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 72,231
Fair value (Non-market performance condition)	72,231
Kookmin Bank | Series 100 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Series 101 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Series 101 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
Kookmin Bank | Series 101 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	75,790
Fair value (Non-market performance condition)	₩ 75,790
Kookmin Bank | Deferred Grant In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Deferred Grant In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 70,431
Kookmin Bank | Deferred Grant In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Kookmin Bank | Short Term StockGranted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Kookmin Bank | Short Term StockGranted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 68,992
Kookmin Bank | Short Term StockGranted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 82,229
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 75,790
Other subsidiaries | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2016 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2017 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2018 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2019 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2019 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 50,973
Other subsidiaries | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 68,992
Other subsidiaries | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2012
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2012 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
Other subsidiaries | Stock granted in 2013
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2013 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
Other subsidiaries | Stock granted in 2014
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2014 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 52,755
Other subsidiaries | Stock granted in 2014 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 79,280
Other subsidiaries | Stock granted in 2015
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2015 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 47,631
Other subsidiaries | Stock granted in 2015 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2016
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2016 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2017
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2017 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2017 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2018
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2018 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2018 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2019
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2019 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2019 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2020
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2020 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 45,096
Other subsidiaries | Stock granted in 2020 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2021
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2021 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 56,379
Other subsidiaries | Stock granted in 2021 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2022
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2022 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 64,263
Fair value (Non-market performance condition)	52,755
Other subsidiaries | Stock granted in 2022 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Stock granted in 2023
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Stock granted in 2023 | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 68,992
Fair value (Non-market performance condition)	52,755
Other subsidiaries | Stock granted in 2023 | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Long Term Stock Granted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Long Term Stock Granted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	₩ 65,949
Fair value (Non-market performance condition)	65,949
Other subsidiaries | Long Term Stock Granted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Market performance condition)	87,156
Fair value (Non-market performance condition)	₩ 87,156
Other subsidiaries | Short Term StockGranted In 2024 [Member]
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Risk free rate (%)	2.69%
Other subsidiaries | Short Term StockGranted In 2024 [Member] | Bottom of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 68,992
Other subsidiaries | Short Term StockGranted In 2024 [Member] | Top of range
Disclosure of indirect measurement of fair value of goods or services received share grants during period [line items]
Fair value (Non-market performance condition)	₩ 82,774